OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Assets [Abstract]
OTHER FINANCIAL ASSETS	OTHER FINANCIAL ASSETS
(a)The composition of other financial assets is as follows:

	Current Assets		Non-current assets		Total Assets
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(1) Other financial assets

Deposits in guarantee (aircraft)	23,057	31,624	32,214	9,736	55,271	41,360
Guarantees for margins of derivatives	466	12,829	—	—	466	12,829
Other investments	—	—	493	494	493	494
Other guarantees given	28,207	108,230	21,065	24,255	49,272	132,485
Subtotal of other financial assets	51,730	152,683	53,772	34,485	105,502	187,168

(2) Hedging derivative asset

Fair value of interest rate derivatives	4,676	—	—	—	4,676	—
Fair value of foreign currency derivatives	3,142	—	—	—	3,142	—
Fair value of fuel price derivatives	7,747	22,136	—	—	7,747	22,136
Subtotal of derivative assets	15,565	22,136	—	—	15,565	22,136
Total Other Financial Assets	67,295	174,819	53,772	34,485	121,067	209,304

The different derivative hedging contracts maintained by the Company are described in Note 18.
(b)    The balances composition by currencies of the Other financial assets are as follows:

Type of currency	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Brazilian real	13,323	18,767
Chilean peso	3,006	6,440
Colombian peso	1,216	1,461
Euro	4,646	7,974
U.S.A dollar	96,359	171,852
Other currencies	2,517	2,810
Total	121,067	209,304